RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - Oniva International Services Corp. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Salaries and benefits	$ 1,116	$ 974
Office and miscellaneous	573	480
Other related party transactions	$ 1,689	$ 1,454